Borrowings - Lease obligations (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Apr. 01, 2019	Mar. 31, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	£ 974		£ 310
Less: finance charges allocated to future periods	(239)		(40)
Lease liabilities	735	£ 744	270
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	132		65
Lease liabilities	112		65
1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	361		183
Lease liabilities	297		156
More than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Minimum finance lease payments payable	481		62
Lease liabilities	£ 326		£ 49